Group overview - Additional information (Detail)	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2019 shares	Mar. 31, 2021 TPA Mines MW shares	Mar. 31, 2021 TPA shares MT MW	Mar. 31, 2020 shares	Jul. 31, 2009 shares
Disclosure of general information [line items]
Number of shares issued | shares		160,903,244	160,903,244	261,780,208
Delisting of vedanta limited [Member]
Disclosure of general information [line items]
Total number of Offer Shares tendered by the Public Shareholders | shares			1,254,716,610
Ferro alloys corporation limited [Member]
Disclosure of general information [line items]
Power plant capacity | MW		100
Capacity of the plant | TPA		72,000	72,000
Number of chrome mines owned | Mines		2
American depositary shares [member]
Disclosure of general information [line items]
Number of shares issued | shares					131,906,011
Number of equity share each ADS comprise | shares	4
Copper segment [member] | Tuticorin [member]
Disclosure of general information [line items]
Capacity smelter plant | TPA			400,000
Copper segment [member] | Silvassa [Member]
Disclosure of general information [line items]
Capacity of blister secondary material processing plant | MT			133,000
Capacity of refinery plant | TPA			216,000
Capacity of rod mill | TPA			258,000
Power segment [member] | Jharsuguda, India [member]
Disclosure of general information [line items]
Power plant capacity | MW			600
Power segment [member] | Bharat aluminium company limited [member]
Disclosure of general information [line items]
Power plant capacity | MW			600
Power segment [member] | Talwandi Sabo Power Limited TSPL [member]
Disclosure of general information [line items]
Power plant capacity | MW			1,980
Twinstar Holdings Limited [member]
Disclosure of general information [line items]
Ownership interest percentage of associate			37.10%
Finsider international company limited [member] | Vedanta Limited [member]
Disclosure of general information [line items]
Ownership interest percentage of associate			10.80%
Westglobe limited [member] | Vedanta Limited [member]
Disclosure of general information [line items]
Ownership interest percentage of associate			1.20%
Welter trading limited [member] | Vedanta Limited [member]
Disclosure of general information [line items]
Ownership interest percentage of associate			1.00%
Vedanta holdings mauritius II limited [member] | Vedanta Limited [member]
Disclosure of general information [line items]
Ownership interest percentage of associate			5.00%